Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 130	$ 223
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	23	(1)
Net change of the effective portion of designated cash flow hedges	16	1
Total comprehensive income (loss)	$ 169	$ 223